Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2025-4

Collection Period	04/01/26-04/30/26
Determination Date	5/11/2026
Distribution Date	5/15/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-288943-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,073,670,011.18
2.	Collections allocable to Principal		$36,302,986.04
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,235,573.68
5.	Pool Balance on the close of the last day of the related Collection Period		$1,036,131,451.46
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		54,913
7.	Initial Pool Balance		$1,306,541,242.59
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$8,637,304.97	$0.00
	b. Class A-2a Note Balance	$315,000,000.00	$295,096,424.91
	c. Class A-2b Floating Rate Note Balance	$142,400,000.00	$133,402,320.34
	d. Class A-3 Note Balance	$457,400,000.00	$457,400,000.00
	e. Class A-4 Note Balance	$91,430,000.00	$91,430,000.00
	f. Class B Note Balance	$23,520,000.00	$23,520,000.00
	g. Class C Note Balance	$15,680,000.00	$15,680,000.00
	h. Class D Note Balance	$13,070,000.00	$13,070,000.00
	i. Note Balance (sum a - h)	$1,067,137,304.97	$1,029,598,745.25
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0357652	0.0000000
	b. Class A-2a Note Pool Factor	1.0000000	0.9368140
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	0.9368140
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8208748	0.7919990
10.	Overcollateralization Target Amount		6,532,706.21
11.	Current overcollateralization amount (Pool Balance - Note Balance)		6,532,706.21
12.	Weighted Average Coupon		9.45%
13.	Weighted Average Original Term	months	66.49
14.	Weighted Average Remaining Term	months	55.43
15.	30 day Average SOFR for the accrual period ending 5/14/2026		3.63980%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 5/14/2026		4.04980%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,394,504.58
	b. Liquidation Proceeds allocable to Finance Charge		$615.74
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,395,120.32
18.	Principal:
	a. Collections allocable to Principal		$36,302,986.04
	b. Liquidation Proceeds allocable to Principal		$421,263.81
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$36,724,249.85
19.	Total Finance Charge and Principal Collections (17d + 18d)		$45,119,370.17
20.	Interest Income from Collection Account		$118,191.74
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$45,237,561.91

Available Funds
23.	Available Collections	$45,237,561.91
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$45,237,561.91
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$894,725.01
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$894,725.01
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$29,424.42
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$29,424.42
	e. Class A-2a Monthly Interest	$1,036,875.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$1,036,875.00
	i. Class A-2b Monthly Interest	$480,576.27
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$480,576.27
	m. Class A-3 Monthly Interest	$1,513,231.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,513,231.67
	q. Class A-4 Monthly Interest	$310,862.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$310,862.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$86,632.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$86,632.00
32.	Secondary Principal Distributable Amount	$2,255,853.51
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$62,850.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$62,850.67
34.	Tertiary Principal Distributable Amount	$15,680,000.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$55,656.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$55,656.42

36.	Quaternary Principal Distributable Amount	$13,070,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$35,476,686.97
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$6,532,706.21
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,395,120.32
	b. Total Daily Deposits of Principal Collections	$36,724,249.85
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$118,191.74
	e. Total Deposits to Collection Account (sum a - d)	$45,237,561.91
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$894,725.01
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$41,114,668.17
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,228,168.73
	f. Total Withdrawals from Collection Account (sum a - e)	$45,237,561.91
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$29,424.42
	b. Class A-2a Interest Distribution	$1,036,875.00
	c. Class A-2b Interest Distribution	$480,576.27
	d. Class A-3 Interest Distribution	$1,513,231.67
	e. Class A-4 Interest Distribution	$310,862.00
	f. Class B Interest Distribution	$86,632.00
	g. Class C Interest Distribution	$62,850.67
	h. Class D Interest Distribution	$55,656.42
	i. Class A-1 Principal Distribution	$8,637,304.97
	j. Class A-2a Principal Distribution	$19,903,575.09
	k. Class A-2b Principal Distribution	$8,997,679.66
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$41,114,668.17
46.	Withdrawals
	a. Class A-1 Distribution	$8,666,729.39
	b. Class A-2a Distribution	$20,940,450.09
	c. Class A-2b Distribution	$9,478,255.93
	d. Class A-3 Distribution	$1,513,231.67
	e. Class A-4 Distribution	$310,862.00
	f. Class B Distribution	$86,632.00
	g. Class C Distribution	$62,850.67
	h. Class D Distribution	$55,656.42
	i. Total Withdrawals from Note Payment Account (sum a - h)	$41,114,668.17

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,228,168.73
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,228,168.73
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,266,353.11
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,266,353.11
51.	Investment Earnings	$9,570.67
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,275,923.78
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$9,570.67
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,266,353.11
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$894,725.01
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$41,114,668.17
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,228,168.73
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$9,570.67
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$8,666,729.39
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$20,940,450.09
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$9,478,255.93
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,513,231.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$310,862.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$86,632.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$62,850.67
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$55,656.42
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,228,168.73

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	324	$5,982,037.43
	b. 61 to 90 days past due	151	$2,929,359.46
	c. 91 to 120 days past due	41	$834,205.39
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	516	$9,745,602.28
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		0.9406%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	57	$1,235,573.68
77.	Recoveries	53	$421,879.55
78.	Net Losses (Ln 76 - Ln 77)		$813,694.13
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0758%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	208	$4,688,674.65
81.	Recoveries	133	$1,579,734.32
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$3,108,940.33
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.2380%
84.	Average Net Loss on Defaulted Receivables		$14,946.83

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$3,559,341.62
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,073,670,011.18
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.33%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 11, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer